Form N-1A Cover	Mar. 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 21, 2025
Prospectus Date	Mar. 24, 2025